Maturity analysis of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Offsetting Financial Assets And Financial Liabilities Tables [Line Items]
Disclosure Of Maturity Analysis For Assets And Liabilities Explanatory

31.12.23
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 645.9 57.7 88.3 125.6 136.8 135.5 1,189.8
Amounts due from banks 18.8 1.1 0.8 0.0 0.3 0.2 21.2
Loans and advances to customers 177.9 34.0 77.5 118.5 116.6 115.3 639.8
Other financial assets measured at amortized cost 12.3 1.8 5.2 6.3 19.8 20.0 65.5
Total financial assets measured at fair value through profit or loss
417.6 12.2 9.9 8.4 12.6 5.3 4.8 470.8
Financial assets at fair value not held for trading 50.8 12.2 9.9 8.4 12.6 5.3 4.8 104.0
Financial assets measured at fair value through other
comprehensive income
0.1 1.1 1.0 0.1 0.0 0.0 2.2
Total non-financial assets 12.3 0.2 1.3 1.2 1.1 38.4 54.5
Total assets 1,075.9 71.0 99.3 135.3 150.6 142.0 43.2 1,717.2 of which: Credit Suisse 346.4 37.5 50.2 32.7 59.9 44.2 12.2 583.2
Liabilities
Total financial liabilities measured at amortized cost 748.7 97.0 115.1 49.8 88.7 66.4 12.0 1,177.6
Customer deposits 618.2 76.5 72.7 15.9 8.4 0.3 792.0
Debt issued measured at amortized cost 10.1 14.7 34.3 31.1 73.2 62.5 12.0 237.8 of which: non-subordinated 7.6 14.7 31.8 30.8 72.8 62.5 220.2 of which: subordinated 2.5 2.5 0.3 0.3 0.0 12.0 17.6
Total financial liabilities measured at fair value through
profit or loss
1
308.3 14.0 30.0 31.2 18.0 25.2 426.6
Debt issued designated at fair value 17.0 13.8 28.8 28.8 15.9 24.0 128.3
Total non-financial liabilities 17.8 4.5 0.2 0.3 0.7 0.4 2.5 26.3
Total liabilities

1,074.7 115.6 145.3 81.3 107.4 91.9 14.5 1,630.6
of which: Credit Suisse 328.0 34.3 40.6 19.9 27.3 25.2 0.3 475.7
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 90.7 0.5 0.4 0.0 0.0 91.6
Guarantees

46.3 46.3
Forward starting reverse repurchase and securities borrowing agreements
18.4 18.4
Irrevocable committed prolongation of existing loans 2.5 0.8 1.3 0.0 0.0 4.6
Total 157.9 1.4 1.8 0.0 0.0 161.0
of which: Credit Suisse 70.1 0.0 0.0 0.0 0.0 70.1

31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 422.6 28.7 34.4 78.7 70.4 92.7 727.6
Amounts due from banks 13.4 0.7 0.6 0.0 0.0 0.1 14.8
Loans and advances to customers 139.4 16.3 28.3 74.9 55.5 72.9 387.2
Other financial assets measured at amortized cost 8.7 4.2 2.8 3.0 14.8 19.7 53.3
Total financial assets measured at fair value through profit or loss
300.2 10.0 7.8 3.6 9.9 2.0 1.9 335.3
Financial assets at fair value not held for trading 24.6 10.0 7.8 3.6 9.9 2.0 1.9 59.8
Financial assets measured at fair value through other
comprehensive income
0.3 0.9 0.9 0.1 0.0 0.0 2.2
Total non-financial assets 7.6 0.2 2.0 0.4 29.0 39.2
Total assets 730.7 39.6 43.4 82.4 82.3 95.1 31.0 1,104.4
Liabilities
Total financial liabilities measured at amortized cost 521.9 40.0 49.6 20.5 35.1 23.4 11.1 701.5
Customer deposits 463.0 28.3 23.8 7.5 2.2 0.3 525.1
Debt issued measured at amortized cost 6.6 8.8 23.3 11.9 31.1 21.9 11.1 114.6 of which: non-subordinated 4.6 8.8 23.3 9.5 30.6 21.9 98.6
of which: subordinated 2.0 2.4 0.5 11.1 16.0
Total financial liabilities measured at fair value through
profit or loss
1
265.9 13.8 16.3 19.6 7.3 10.5 333.4
Debt issued designated at fair value 9.3 12.3 15.9 19.3 6.9 10.0 73.6
Total non-financial liabilities 7.2 3.0 2.1 12.3
Total liabilities

795.1 56.7 65.9 40.1 42.4 33.9 13.2 1,047.1
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 39.3 0.3 0.4 0.0 40.0
Guarantees

22.4 22.4
Forward starting reverse repurchase and securities borrowing agreements
3.8 3.8
Irrevocable committed prolongation of existing loans 4.7 4.7
Total 70.1 0.3 0.4 0.0 70.9
1 As of 31 December

2023 and 31 December 2022,

the contractual redemption amount

at maturity of debt

issued designated at fair value

through profit or loss and

other financial liabilities measured at

fair value
through profit or loss

was not materially

different from the carrying

amount.

2 The notional

amounts associated with

derivative loan commitments,

as well as

forward starting repurchase

and reverse repurchase
agreements, measured at

fair value through

profit or loss

are presented together

with notional amounts

related to derivative

instruments and have

been excluded from

the table above.

Refer to Note

11 for more
information.

Disclosure of maturity analysis for financial liabilities [text block]

31.12.23
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 60.2 2.7 4.2 0.3 4.4 0.0 71.7
Payables from securities financing transactions 5.0 3.2 3.7 2.0 0.9 0.0 14.8
Cash collateral payables on derivative instruments 41.6 41.6
Customer deposits 619.5 77.6 75.4 17.6 9.9 0.3 800.4
Debt issued measured at amortized cost
2
10.7 16.4 38.8 37.4 87.8 75.6 12.4 279.3
Other financial liabilities measured at amortized cost 7.7 0.2 0.9 1.2 3.3 4.2 17.4 of which: lease liabilities
0.1 0.1 0.8 0.9 2.1 2.5 6.5
Total financial liabilities measured at amortized cost 744.7 100.2 123.1 58.5 106.3 80.0 12.4 1,225.2
Financial liabilities at fair value held for trading
3,4
34.2 34.2
Derivative financial instruments
3,5
192.2 192.2
Brokerage payables designated at fair value 42.5 42.5
Debt issued designated at fair value
6
17.1 14.3 30.1 32.1 17.4 38.7 149.8
Other financial liabilities designated at fair value 22.2 0.2 1.2 2.3 2.1 1.6 29.7
Total financial liabilities measured at fair value through
profit or loss
308.2 14.6 31.3 34.5 19.5 40.3 448.3
Total 1,052.9 114.8 154.3 93.0 125.7 120.4 12.4 1,673.5

of which: Credit Suisse
315.9 33.9 42.8 21.7 30.8 29.0 474.1
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
90.7 0.5 0.4 0.0 0.0 91.6
Guarantees 46.3 46.3
Forward starting reverse repurchase and securities
borrowing agreements
7
18.4 18.4
Irrevocable committed prolongation of existing loans 2.5 0.8 1.3 0.0 0.0 4.6
Total 157.9 1.4 1.8 0.0 0.0 161.0

of which: Credit Suisse
70.1 0.0 0.0 0.0 0.0 70.1

31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 6.3 2.6 1.9 0.3 0.6 0.0 11.7
Payables from securities financing transactions 3.3 0.3 0.4 0.3 4.4
Cash collateral payables on derivative instruments 36.4 36.4
Customer deposits 463.1 28.5 24.5 8.0 2.4 0.3 526.9
Debt issued measured at amortized cost
2
6.8 9.4 24.8 14.4 37.9 28.0 11.9 133.4
Other financial liabilities measured at amortized cost 4.7 0.1 0.5 0.5 1.3 1.4 8.5 of which: lease liabilities
0.1 0.1 0.5 0.5 1.3 1.4 3.8
Total financial liabilities measured at amortized cost 520.7 40.9 52.1 23.6 42.3 29.7 11.9 721.2
Financial liabilities at fair value held for trading
3,4
29.5 29.5
Derivative financial instruments
3,5
154.9 154.9
Brokerage payables designated at fair value 45.1 45.1
Debt issued designated at fair value
6
9.4 12.4 16.1 19.7 7.1 18.8 83.4
Other financial liabilities designated at fair value 27.1 1.4 0.4 0.4 0.5 0.8 30.6
Total financial liabilities measured at fair value through
profit or loss 266.0 13.8 16.4 20.0 7.6 19.6 343.5
Total 786.8 54.7 68.6 43.6 49.8 49.3 11.9 1,064.7
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
39.3 0.3 0.4 0.0 40.0
Guarantees 22.4 22.4
Forward starting reverse repurchase and securities
borrowing agreements
7
3.8 3.8
Irrevocable committed prolongation of existing loans 4.7 4.7
Total 70.1 0.3 0.4 0.0 70.9
1 Except for financial liabilities at

fair value held for trading

and derivative financial instruments (see

footnote 3), the amounts presented

generally represent undiscounted cash

flows of future interest and

principal
payments.

2 The time-bucket Perpetual / Not applicable

includes perpetual loss-absorbing additional tier 1 capital instruments.

3 Carrying amount is fair value. Management believes that this best represents the
cash flows that would have to be paid if

these positions had to be settled or closed out.

4 Contractual maturities of financial liabilities at fair value held for trading are: USD
32.3 bn due within 1 month (31 December
2022: USD 27.8 bn), USD 1.8 bn due between 1 month and 1 year (31 December 2022: USD 1.7 bn) and USD 0 bn due between 1 and 5 years (31 December 2022: USD 0
bn).

5 Includes USD
1,195 m (31 December
2022: USD 46
m) related to

fair values

of derivative

loan commitments and

forward starting

reverse repurchase

agreements classified

as derivatives,

presented within

“Due within

1 month”. The

full contractual
committed amount of USD 100.1
bn (31 December

2022: USD
34.4
bn) is presented in

Note 11 under

notional amounts.

6 Future interest payments

on variable-rate liabilities

are determined by

reference to the
applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the relevant reporting date.

7 Excludes derivative loan
commitments and forward starting reverse repurchase agreements measured at fair value (see footnote 5).